ACCOUNTS RECEIVABLE, NET - Receivable summary (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable		¥ 103,059,565	¥ 61,560,981
Less: allowance for doubtful accounts		(2,954,538)	(5,399,726)	¥ (4,875,266)	¥ (5,003,118)
Accounts receivable, net	$ 15,385,861	¥ 100,105,027	¥ 56,161,255